Basis of Preparation and Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Buildings
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	25 years
Bottom of range | Machinery and equipment
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	3 years
Bottom of range | Intellectual property
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	3 years
Bottom of range | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	4 years
Bottom of range | Computer software assets
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	1 year
Top of range | Building/leasehold improvements
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	25 years
Top of range | Machinery and equipment
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	10 years
Top of range | Intellectual property
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	5 years
Top of range | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	10 years
Top of range | Computer software assets
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	10 years
Options
Disclosure of detailed information about intangible assets [line items]
Vesting period	4 years
RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period	3 years
PSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period	3 years
Percentage of awards granted recorded based on market value of subordinate voting shares	40.00%
Award requisite service period	3 years
Percentage of awards granted recorded using Monte Carlo simulation model	60.00%
DSUs | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to Board of Directors paid in form of awards	75.00%
DSUs | Top of range
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to Board of Directors paid in form of awards	100.00%
25% vested in year 1 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	25.00%
25% vested in year 2 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	25.00%
25% vested in year 3 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	25.00%
25% vested in year 4 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	25.00%
33.33% vested in year 1 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	33.00%
33.33% vested in year 2 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	33.00%
33.33% vested in year 3 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	33.00%